SCHEDULE OF CASH ON HAND AND CASH AT BANK (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash on hand			¥ 23
Total cash balances held at financial institutions		377,947	526,717
Total cash balances	$ 53,233	377,947	526,740
CHINA
Total cash balances held at financial institutions		295,900	351,310
CHINA | RMB Curreny [Member]
Total cash balances held at financial institutions		237,178	209,053
CHINA | US Dollar [Member]
Total cash balances held at financial institutions		58,722	142,257
HONG KONG
Total cash balances held at financial institutions		30,882	105,357
HONG KONG | US Dollar [Member]
Total cash balances held at financial institutions		30,882	105,357
JAPAN
Total cash balances held at financial institutions		43,264	53,464
JAPAN | Japanese Yen Currency [Member]
Total cash balances held at financial institutions		28,544	53,464
UNITED STATES
Total cash balances held at financial institutions			5,047
UNITED STATES | US Dollar [Member]
Total cash balances held at financial institutions		14,720
UNITED STATES | Malaysian Ringgit Currency [Member]
Total cash balances held at financial institutions		286	3,099
UNITED STATES | Singapore Currency [Member]
Total cash balances held at financial institutions			5,047
UNITED STATES | Korean Won Currency [Member]
Total cash balances held at financial institutions		227
UNITED STATES | Mexican Currency [Member]
Total cash balances held at financial institutions		496
MALAYSIA
Total cash balances held at financial institutions		699	3,427
MALAYSIA | Malaysian Ringgit Currency [Member]
Total cash balances held at financial institutions		413	328
SINGAPORE
Total cash balances held at financial institutions		6,199	7,814
SINGAPORE | US Dollar [Member]
Total cash balances held at financial institutions		46	301
SINGAPORE | Singapore Dollar [Member]
Total cash balances held at financial institutions		6,153	7,513
KOREA, REPUBLIC OF
Total cash balances held at financial institutions		507	298
KOREA, REPUBLIC OF | Korean Won Currency [Member]
Total cash balances held at financial institutions		280	298
MEXICO
Total cash balances held at financial institutions		¥ 496